Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables
Trade receivables	R 23,237	R 23,742
Other receivables	2,760	3,231
Related party receivables - equity accounted investments	67	102
Trade and other receivables	25,611	26,648
Duties recoverable from customers	467	600
Prepaid expenses	1,425	829
Value added tax	1,075	1,652
Total trade and other current receivables	28,578	29,729
Impairment
Trade and other receivables
Trade receivables		(199)
Trade and other receivables	R (453)	R (427)